Condensed Consolidating Financial Information (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 156,008,000	$ 153,267,000	$ 128,566,000
Investing Activities:
Loans made	(802,896,000)	(649,249,000)	(545,579,000)
Loans repaid	520,193,000	404,392,000	335,832,000
Recovery of pawn loan principal through sale of forfeited collateral	240,381,000	205,662,000	174,224,000
Additions to property and equipment	(45,796,000)	(34,122,000)	(25,741,000)
Proceeds on disposal of assets	0	0	1,347,000
Acquisitions, net of cash acquired	(128,647,000)	(67,920,000)	(21,837,000)
Payments for Advance to Affiliate	0
Investments in unconsolidated affiliates	0	0	(59,188,000)
Net cash used in investing activities	(216,765,000)	(141,237,000)	(140,942,000)
Financing Activities:
Proceeds from exercise of stock options	649,000	397,000	1,602,000
Excess tax benefit from stock compensation	1,602,000	3,230,000	1,861,000
Debt issuance cost	(3,225,000)	(2,397,000)	3,000
Taxes paid related to net share settlement of equity awards	(1,184,000)	(7,484,000)	0
Change in restricted cash	(5,482,000)	0	0
Proceeds on revolving line of credit	792,927,000	164,500,000	63,050,000
Payments on revolving line of credit	(695,077,000)	(147,000,000)	(63,050,000)
Proceeds from bank borrowings	2,461,000	0	0
Payments on bank borrowings and capital lease obligations	(8,496,000)	(25,004,000)	(10,000,000)
Net cash provided by (used in) financing activities	84,175,000	(13,758,000)	(6,534,000)
Effect of exchange rate changes on cash and cash equivalents	1,090,000	(157,000)	0
Change in cash and equivalents	24,508,000	(1,885,000)	(18,910,000)
Cash and cash equivalents at beginning of period	23,969,000	25,854,000	44,764,000
Cash and cash equivalents at end of period	48,477,000	23,969,000	25,854,000
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(112,864,000)	13,287,000	64,309,000
Investing Activities:
Loans made	0	0	0
Loans repaid	0	0	0
Recovery of pawn loan principal through sale of forfeited collateral	0	0	0
Additions to property and equipment	0	0	0
Proceeds on disposal of assets			0
Acquisitions, net of cash acquired	0	0	0
Payments for Advance to Affiliate	0
Investments in unconsolidated affiliates			(57,772,000)
Net cash used in investing activities	0	0	(57,772,000)
Financing Activities:
Proceeds from exercise of stock options	649,000	397,000	1,602,000
Excess tax benefit from stock compensation	1,602,000	3,230,000	1,861,000
Debt issuance cost	0	(1,930,000)	0
Taxes paid related to net share settlement of equity awards	(1,184,000)	(7,484,000)	0
Change in restricted cash	0
Proceeds on revolving line of credit	753,200,000	0	63,050,000
Payments on revolving line of credit	(640,700,000)	0	(63,050,000)
Proceeds from bank borrowings	0	2,500,000	0
Payments on bank borrowings and capital lease obligations	0	(10,000,000)	(10,000,000)
Net cash provided by (used in) financing activities	113,567,000	(13,287,000)	(6,537,000)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Change in cash and equivalents	703,000	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	703,000	0	0
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	141,638,000	116,011,000	47,161,000
Investing Activities:
Loans made	(638,121,000)	(554,138,000)	(504,305,000)
Loans repaid	408,404,000	339,574,000	313,255,000
Recovery of pawn loan principal through sale of forfeited collateral	213,115,000	183,441,000	162,407,000
Additions to property and equipment	(31,064,000)	(24,651,000)	(16,503,000)
Proceeds on disposal of assets			1,347,000
Acquisitions, net of cash acquired	(66,317,000)	(62,768,000)	(21,837,000)
Payments for Advance to Affiliate	(20,648,000)
Investments in unconsolidated affiliates			(1,416,000)
Net cash used in investing activities	(134,631,000)	(118,542,000)	(67,052,000)
Financing Activities:
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from stock compensation	0	0	0
Debt issuance cost	0	(467,000)	3,000
Taxes paid related to net share settlement of equity awards	0	0	0
Change in restricted cash	0
Proceeds on revolving line of credit	0	164,500,000	0
Payments on revolving line of credit	0	(147,000,000)	0
Proceeds from bank borrowings	0	(2,500,000)	0
Payments on bank borrowings and capital lease obligations	(181,000)	(15,004,000)	0
Net cash provided by (used in) financing activities	(181,000)	(471,000)	3,000
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Change in cash and equivalents	6,826,000	(3,002,000)	(19,888,000)
Cash and cash equivalents at beginning of period	20,860,000	23,862,000	43,750,000
Cash and cash equivalents at end of period	27,686,000	20,860,000	23,862,000
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	127,234,000	23,969,000	17,096,000
Investing Activities:
Loans made	(164,775,000)	(95,111,000)	(41,274,000)
Loans repaid	111,789,000	64,818,000	22,577,000
Recovery of pawn loan principal through sale of forfeited collateral	27,266,000	22,221,000	11,817,000
Additions to property and equipment	(14,732,000)	(9,471,000)	(9,238,000)
Proceeds on disposal of assets			0
Acquisitions, net of cash acquired	(62,330,000)	(5,152,000)	0
Payments for Advance to Affiliate	0
Investments in unconsolidated affiliates			0
Net cash used in investing activities	(102,782,000)	(22,695,000)	(16,118,000)
Financing Activities:
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from stock compensation	0	0	0
Debt issuance cost	(3,225,000)	0	0
Taxes paid related to net share settlement of equity awards	0	0	0
Change in restricted cash	(5,482,000)
Proceeds on revolving line of credit	60,375,000	0	0
Payments on revolving line of credit	(54,377,000)	0	0
Proceeds from bank borrowings	2,461,000	0	0
Payments on bank borrowings and capital lease obligations	(8,315,000)	0	0
Net cash provided by (used in) financing activities	(8,563,000)	0	0
Effect of exchange rate changes on cash and cash equivalents	1,090,000	(157,000)	0
Change in cash and equivalents	16,979,000	1,117,000	978,000
Cash and cash equivalents at beginning of period	3,109,000	1,992,000	1,014,000
Cash and cash equivalents at end of period	20,088,000	3,109,000	1,992,000
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	0
Investing Activities:
Loans made	0
Loans repaid	0
Recovery of pawn loan principal through sale of forfeited collateral	0
Additions to property and equipment	0
Acquisitions, net of cash acquired	0
Payments for Advance to Affiliate	20,648,000
Net cash used in investing activities	20,648,000
Financing Activities:
Proceeds from exercise of stock options	0
Excess tax benefit from stock compensation	0
Debt issuance cost	0
Taxes paid related to net share settlement of equity awards	0
Change in restricted cash	0
Proceeds on revolving line of credit	(20,648,000)
Payments on revolving line of credit	0
Proceeds from bank borrowings	0
Payments on bank borrowings and capital lease obligations	0
Net cash provided by (used in) financing activities	(20,648,000)
Effect of exchange rate changes on cash and cash equivalents	0
Change in cash and equivalents	0
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	$ 0